Commitment - Future Rental Dues on Leases (Details) (USD $)	Dec. 31, 2014
Operating Leases Future Minimum Payments Due [Abstract]
2015	$ 370,318
2016	348,153
2017	29,013
Future minimum rental payments	$ 747,484